INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY
Raw materials	$ 5,678
Work in process	4,346	$ 2,896
Finished goods	15,383	6,812
Total inventory	$ 25,407	$ 9,708	$ 8,405